CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY/(DEFICIT) - 6 months ended Dec. 31, 2016 - USD ($) $ in Thousands	Total	Restricted Stock	Stock Options	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Restricted Stock	Additional Paid-In Capital Stock Options	Treasury Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-controlling Interest	Series C Convertible Redeemable Preferred Stock	Series C Convertible Redeemable Preferred Stock Preferred Stock	Series C Convertible Redeemable Preferred Stock Additional Paid-In Capital	Series E Convertible Preferred Stock	Series E Convertible Preferred Stock Preferred Stock
Balance beginning of period at Jun. 30, 2016	$ (25,176)			$ 3	$ 409,765			$ (11,916)	$ (361)	$ (428,380)	$ 773		$ 4,940			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,324)									(9,900)	(424)
Unrealized loss on marketable securities	(289)								(289)
Sale of Perk shares	650								650
Conversion of debt to common stock	885				885
Termination of Sportech MSA	120										120
Write-off of Shareholder notes	56				56
Issuance of preferred shares												$ 30,175	28,500	$ 1,675	$ 7,600	7,600
Accretion of Series C Convertible Redeemable Preferred Stock												0	(44)	44
Undeclared Series C Preferred Stock Dividend												$ 0	1,511	$ (1,511)
Share based compensation		$ 133	$ 28			$ 133	$ 28
Balance end of period at Dec. 31, 2016	$ 3,858			$ 3	$ 411,075			$ (11,916)	$ 0	$ (438,280)	$ 469		$ 34,907			$ 7,600